Loans and Borrowings (Details) - Schedule of loans and borrowings - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Stocking loans	£ 116,155	£ 86,709	£ 32,477
Mortgages	523	1,368
Lease liabilities	14,125	6,540	1,510
Total current	130,803	94,617	33,987
Non-current
Mortgages	1,776	2,126
Lease liabilities	46,702	41,508	4,358
Total non-current	48,478	43,634	4,358
Total loans and borrowings	£ 179,281	£ 138,251	£ 38,345